Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
July 31, 2025
IGI-K6-NPRT3-0925
1.9893914.106
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 2.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
CAR Group Ltd	65,690	1,598,863
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	84,567	3,786,649
Industrials - 0.5%
Aerospace & Defense - 0.5%
DroneShield Ltd (a)(b)	840,681	2,009,577
Electro Optic Systems Holdings Ltd (a)	308,945	635,406
		2,644,983
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	246,400	275,171
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (a)(c)(d)	400	552,564
TOTAL INFORMATION TECHNOLOGY		827,735

Materials - 0.9%
Metals & Mining - 0.9%
Brazilian Rare Earths Ltd (a)	192,741	270,595
IperionX Ltd (a)	1,341,776	5,051,515
		5,322,110
TOTAL AUSTRALIA		14,180,340
BAILIWICK OF JERSEY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
JTC PLC (b)(e)	209,833	2,602,119
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	10,117	2,198,844
BRAZIL - 1.2%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (a)	2,357	5,595,259
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	98,628	1,205,234
TOTAL BRAZIL		6,800,493
CANADA - 4.0%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	51,514	3,867,640
Canadian Natural Resources Ltd	82,838	2,622,167
		6,489,807
Financials - 0.2%
Insurance - 0.2%
Definity Financial Corp	26,501	1,427,756
Information Technology - 2.7%
IT Services - 0.5%
Shopify Inc Class A (a)	23,673	2,893,689
Software - 2.2%
Constellation Software Inc/Canada	3,477	11,995,550
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	4,032	0
Lumine Group Inc Subordinate Voting Shares (a)(b)	8,073	313,167
		12,308,717
TOTAL INFORMATION TECHNOLOGY		15,202,406

TOTAL CANADA		23,119,969
CHINA - 1.7%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	89,142	6,241,032
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares (f)	87,820	1,282,247
Consumer Staples - 0.1%
Beverages - 0.1%
Eastroc Beverage Group Co Ltd A Shares (China)	28,182	1,100,427
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	55,340	1,514,961
TOTAL CHINA		10,138,667
DENMARK - 2.2%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	58,759	1,418,499
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	93,148	4,332,128
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	31,459	7,049,490
TOTAL DENMARK		12,800,117
FRANCE - 9.1%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	3,626	8,900,819
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	55,619	4,551,687
Financials - 3.0%
Banks - 0.6%
BNP Paribas SA	39,239	3,577,745
Insurance - 2.4%
AXA SA	292,224	14,193,087
TOTAL FINANCIALS		17,770,832

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	17,178	5,108,681
Industrials - 2.0%
Aerospace & Defense - 2.0%
Dassault Aviation SA	1,543	479,661
Safran SA	28,691	9,460,899
Thales SA	5,853	1,574,422
		11,514,982
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	27,930	5,494,852
TOTAL FRANCE		53,341,853
GERMANY - 11.5%
Communication Services - 0.4%
Entertainment - 0.4%
CTS Eventim AG & Co KGaA	22,177	2,511,858
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Auto1 Group SE (a)(b)(e)	123,962	3,748,834
Financials - 1.8%
Capital Markets - 0.7%
Deutsche Boerse AG	15,270	4,418,945
Insurance - 1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,723	6,365,367
TOTAL FINANCIALS		10,784,312

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	130,636	6,258,454
Industrials - 4.3%
Aerospace & Defense - 2.5%
Rheinmetall AG	7,112	14,078,192
Industrial Conglomerates - 1.8%
Siemens AG	42,215	10,752,303
TOTAL INDUSTRIALS		24,830,495

Information Technology - 2.5%
Software - 2.5%
SAP SE	50,506	14,442,484
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	20,473	4,723,014
TOTAL GERMANY		67,299,451
HUNGARY - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	57,753	1,733,481
INDIA - 1.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	67,039	1,460,637
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (c)(d)	232,992	829,442
Financials - 0.8%
Banks - 0.5%
HDFC Bank Ltd/Gandhinagar	118,315	2,717,464
Capital Markets - 0.3%
360 ONE WAM Ltd	154,471	1,850,509
TOTAL FINANCIALS		4,567,973

Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	44,617	1,892,028
TOTAL INDIA		8,750,080
IRELAND - 1.5%
Consumer Discretionary - 0.6%
Household Durables - 0.6%
Cairn Homes PLC	1,352,483	3,357,975
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	293,157	2,312,615
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	34,934	2,896,314
TOTAL IRELAND		8,566,904
ITALY - 5.8%
Consumer Discretionary - 0.9%
Automobiles - 0.7%
Ferrari NV	9,796	4,343,448
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	43,986	1,186,653
TOTAL CONSUMER DISCRETIONARY		5,530,101

Financials - 4.6%
Banks - 4.1%
FinecoBank Banca Fineco SpA	125,544	2,682,030
Intesa Sanpaolo SpA	722,648	4,354,147
UniCredit SpA	220,360	16,212,733
		23,248,910
Financial Services - 0.5%
BFF Bank SpA (a)(b)(e)	249,544	2,970,251
TOTAL FINANCIALS		26,219,161

Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	34,005	1,955,848
TOTAL ITALY		33,705,110
JAPAN - 18.3%
Communication Services - 1.1%
Entertainment - 1.1%
Nintendo Co Ltd	77,745	6,497,845
Consumer Discretionary - 2.7%
Broadline Retail - 0.7%
Pan Pacific International Holdings Corp	113,820	3,807,992
Household Durables - 1.0%
Sony Group Corp	238,190	5,729,260
Specialty Retail - 1.0%
Fast Retailing Co Ltd	20,090	6,128,047
TOTAL CONSUMER DISCRETIONARY		15,665,299

Financials - 2.9%
Banks - 2.2%
Hachijuni Bank Ltd/The	175,511	1,579,012
Mitsubishi UFJ Financial Group Inc	494,159	6,810,879
Sumitomo Mitsui Financial Group Inc	181,101	4,568,565
		12,958,456
Insurance - 0.7%
Tokio Marine Holdings Inc	105,894	4,251,954
TOTAL FINANCIALS		17,210,410

Health Care - 0.6%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	12,232	1,543,223
Pharmaceuticals - 0.4%
Daiichi Sankyo Co Ltd	101,944	2,500,883
TOTAL HEALTH CARE		4,044,106

Industrials - 7.7%
Industrial Conglomerates - 3.2%
Hitachi Ltd	597,870	18,295,213
Machinery - 2.1%
IHI Corp	39,745	4,425,875
Japan Steel Works Ltd/The	10,821	667,413
Mitsubishi Heavy Industries Ltd	299,309	7,146,421
		12,239,709
Professional Services - 0.9%
BayCurrent Inc	39,278	2,255,345
Timee Inc (a)	122,331	1,630,274
Visional Inc (a)	19,633	1,534,623
		5,420,242
Trading Companies & Distributors - 1.5%
ITOCHU Corp	167,677	8,795,098
TOTAL INDUSTRIALS		44,750,262

Information Technology - 3.3%
IT Services - 1.2%
NEC Corp	161,176	4,628,313
SCSK Corp	68,071	2,118,023
		6,746,336
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	94,591	6,290,221
Disco Corp	8,232	2,432,776
Tokyo Electron Ltd	14,540	2,311,552
Tokyo Seimitsu Co Ltd	19,647	1,222,234
		12,256,783
TOTAL INFORMATION TECHNOLOGY		19,003,119

TOTAL JAPAN		107,171,041
KOREA (SOUTH) - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.9%
SK Hynix Inc	28,606	5,510,564
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	30,048	1,522,047
TOTAL KOREA (SOUTH)		7,032,611
LUXEMBOURG - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
CVC Capital Partners PLC (b)(e)	149,115	2,877,575
NETHERLANDS - 3.9%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	91,528	2,632,979
Financials - 1.1%
Banks - 1.1%
ING Groep NV	269,529	6,281,494
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	14,966	2,334,726
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	8,310	5,814,256
BE Semiconductor Industries NV	36,877	5,012,208
		10,826,464
Software - 0.1%
Topicus.com Inc (a)	4,939	677,259
TOTAL INFORMATION TECHNOLOGY		11,503,723

TOTAL NETHERLANDS		22,752,922
POLAND - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
Benefit Systems SA	463	420,061
PORTUGAL - 0.7%
Financials - 0.7%
Banks - 0.7%
Banco Comercial Portugues SA	5,030,427	4,142,506
SINGAPORE - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Sea Ltd Class A ADR (a)	25,114	3,934,108
SPAIN - 2.6%
Financials - 2.6%
Banks - 2.6%
Banco Santander SA	812,061	6,976,246
CaixaBank SA	878,370	8,263,979

TOTAL SPAIN		15,240,225
SWEDEN - 3.4%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	254,192	7,387,453
Industrials - 0.8%
Machinery - 0.8%
Indutrade AB	203,041	4,944,707
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Hexagon AB B Shares	234,911	2,581,221
Lagercrantz Group AB B Shares	210,648	4,901,868
		7,483,089
Software - 0.0%
Kry International Ab (a)(c)(d)	3,324	69,267
TOTAL INFORMATION TECHNOLOGY		7,552,356

TOTAL SWEDEN		19,884,516
SWITZERLAND - 1.1%
Financials - 1.1%
Capital Markets - 1.1%
Partners Group Holding AG	1,782	2,416,587
UBS Group AG	107,798	4,039,854

TOTAL SWITZERLAND		6,456,441
TAIWAN - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd	434,993	16,709,133
UNITED KINGDOM - 17.1%
Communication Services - 3.5%
Diversified Telecommunication Services - 3.2%
Zegona Communications plc (a)	1,581,560	18,547,543
Interactive Media & Services - 0.3%
Baltic Classifieds Group PLC	372,596	1,761,606
TOTAL COMMUNICATION SERVICES		20,309,149

Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 2.1%
Compass Group PLC	218,224	7,668,277
Flutter Entertainment PLC (United Kingdom) (a)	15,827	4,828,345
		12,496,622
Leisure Products - 1.0%
Games Workshop Group PLC	26,635	5,730,091
TOTAL CONSUMER DISCRETIONARY		18,226,713

Consumer Staples - 0.7%
Tobacco - 0.7%
Imperial Brands PLC	106,465	4,149,940
Financials - 4.8%
Banks - 1.3%
NatWest Group PLC	1,006,253	6,984,990
Starling Bank Ltd (c)	137,500	457,605
		7,442,595
Capital Markets - 2.6%
3i Group PLC	185,858	10,155,685
London Stock Exchange Group PLC	41,771	5,091,680
		15,247,365
Financial Services - 0.2%
Revolut Group Holdings Ltd (c)(d)	1,409	1,469,009
Insurance - 0.7%
Aviva PLC	449,555	3,850,769
TOTAL FINANCIALS		28,009,738

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	22,605	3,297,881
Industrials - 4.5%
Aerospace & Defense - 2.8%
BAE Systems PLC	388,976	9,281,217
Rolls-Royce Holdings PLC	457,017	6,486,434
		15,767,651
Professional Services - 1.3%
RELX PLC	149,138	7,749,373
Trading Companies & Distributors - 0.4%
Diploma PLC	36,344	2,582,276
TOTAL INDUSTRIALS		26,099,300

TOTAL UNITED KINGDOM		100,092,721
UNITED STATES - 3.3%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (a)	8,544	5,353,158
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Alcon AG (United States)	14,431	1,263,434
Industrials - 1.4%
Electrical Equipment - 1.4%
Schneider Electric SE	31,221	8,079,789
Information Technology - 0.1%
Software - 0.1%
Monday.com Ltd (a)	2,605	683,265
Materials - 0.7%
Construction Materials - 0.7%
Holcim AG	36,872	2,940,540
James Hardie Industries PLC depository receipt (a)	37,046	972,363
		3,912,903
TOTAL UNITED STATES		19,292,549
TOTAL COMMON STOCKS (Cost $383,545,751)		571,243,837

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(c)(d)	85	117,420
Canva Australia Holdings Pty Ltd Series A2 (a)(c)(d)	15	20,720

TOTAL AUSTRALIA		138,140
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (c)(d)	64	663,573
Valsoft Corp Series A-1.3 (c)(d)	23	238,471
Valsoft Corp Series A-1.4 (c)(d)	29	300,681

TOTAL CANADA		1,202,725
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(c)(d)	1,533	359,657
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(c)(d)	7,322	58,576
TOTAL CHINA		418,233
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(c)(d)	3,347	712,431
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,607,856)		2,471,529

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	8,505,131	8,506,832
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	249,678	249,703
TOTAL MONEY MARKET FUNDS (Cost $8,756,535)			8,756,535

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $394,910,142)	582,471,901
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,769,461
NET ASSETS - 100.0%	584,241,362

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,521,523 or 2.5% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,391,811 or 0.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,198,779 or 2.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd Series E1	11/18/20	167,977

Canva Australia Holdings Pty Ltd Class A	3/18/24	426,664

Canva Australia Holdings Pty Ltd Series A	9/22/23	90,666

Canva Australia Holdings Pty Ltd Series A2	9/22/23	16,000

dMed Biopharmaceutical Co Ltd Series C	12/01/20	103,995

Kry International Ab	5/14/21 - 10/30/24	219,661

Lenskart Solutions Pvt Ltd	4/30/24	642,082

Revolut Group Holdings Ltd	12/27/24	1,225,512

Valsoft Corp Series A-1.2	3/14/25	749,677

Valsoft Corp Series A-1.3	3/17/25	228,318

Valsoft Corp Series A-1.4	3/17/25	381,683

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,600,765	147,590,690	151,684,623	396,981	-	-	8,506,832	8,505,131	0.0%
Fidelity Securities Lending Cash Central Fund	100,450	42,374,880	42,225,627	19,844	-	-	249,703	249,678	0.0%
Total	12,701,215	189,965,570	193,910,250	416,825	-	-	8,756,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.